Employee Share Option Plan (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Non performance options [Member]
Assumptions made
Expected dividend yield	0.00%		0.00%
Expected volatility	67.00%		67.00%
Risk-free interest rate	0.90%		1.00%
Expected life - in years	2.9		2.9
Summary of activity under the Plan
Outstanding at January 1, 2012		4,208,169
Granted
Exercise of options granted to employees, shares		(7,763)
Forfeited or expired		(1,045,705)
Outstanding at June 30, 2012		3,154,701
Exercisable		1,691,861
Performance based options [Member]
Summary of activity under the Plan
Outstanding at January 1, 2012		891,788
Forfeited or expired		(7,952)
Outstanding at June 30, 2012		883,836
Exercisable		133,836